Research and development expenses	12 Months Ended
Mar. 31, 2025
Research And Development Expenses
Research and development expenses

15. Research and development expenses

	For the years ended March 31,
	2024	2025
	RMB	RMB	US$
Salaries and employee benefit	1,029,478	2,202,044	303,450
Service charge	1,725,980	2,154,856	296,947
Travel, Meals and Entertainment	5,869	–	–
Rental	29,811	–	–
Depreciation	–	14,400	1,984
Others	18,561	–	–
	2,809,699	4,371,300	602,381